Provision for Income Taxes - Schedule of Reconciliation of Income Taxes at Statutory Rates (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Income Taxes at Statutory Rates [Line Items]
(Loss) profit before tax for the year	€ (5,089,998)	€ (4,870,580)	€ (1,226,855)
Tax loss not recognized		(52)	225,480
Current tax expenses	41,137	41,085	29,331
IRES [Member]
Schedule of Reconciliation of Income Taxes at Statutory Rates [Line Items]
Expected income tax recovery	41,137	40,902	(112,400)
IRAP [Member]
Schedule of Reconciliation of Income Taxes at Statutory Rates [Line Items]
Expected income tax recovery		235	(18,265)
Ireland [Member]
Schedule of Reconciliation of Income Taxes at Statutory Rates [Line Items]
Expected income tax recovery			€ (94,815)